Property and Equipment - Summary of Changes in Property and Equipment Account (Detail) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	₱ 287,103	₱ 292,745
Additions (Note 4)	70,912	85,083
Disposals/retirements	(384)	(471)
Reclassifications	1,912	(38,428)
Translation differences charged directly to cumulative translation adjustments	2	2
Adjustments	(185)	(283)
Impairment losses recognized during the year	(67)		₱ (282)
Depreciation and amortization (Note 3)	(41,224)
Depreciation and amortization from continuing operations (Notes 2 and 3)	(41,224)	(51,543)	(92,970)
Depreciation and amortization from discontinued operations (Notes 2 and 3)	0	(2)	(28)
Net book value at end of the year	318,069	287,103	292,745
Costs [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	819,008
Net book value at end of the year	875,599	819,008
Accumulated depreciation, impairment and amortization [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	(531,905)
Net book value at end of the year	(557,530)	(531,905)
Cable and wire facilities [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	81,227	70,957
Additions (Note 4)	86	5,221
Disposals/retirements		(1)
Reclassifications	31,435
Transfers and others		14,484
Translation differences charged directly to cumulative translation adjustments	1	1
Depreciation and amortization (Note 3)	(11,484)
Depreciation and amortization from continuing operations (Notes 2 and 3)		(9,435)
Net book value at end of the year	101,265	81,227	70,957
Cable and wire facilities [Member] | Costs [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	280,237
Net book value at end of the year	316,803	280,237
Cable and wire facilities [Member] | Accumulated depreciation, impairment and amortization [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	(199,010)
Net book value at end of the year	(215,538)	(199,010)
Central equipment [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	384	3,606
Additions (Note 4)		19
Adjustments	(25)	(3,055)
Depreciation and amortization (Note 3)	(102)
Depreciation and amortization from continuing operations (Notes 2 and 3)		(186)
Net book value at end of the year	257	384	3,606
Central equipment [Member] | Costs [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	683
Net book value at end of the year	532	683
Central equipment [Member] | Accumulated depreciation, impairment and amortization [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	(299)
Net book value at end of the year	(275)	(299)
Network facilities [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	101,941	101,963
Additions (Note 4)	70	4,913
Disposals/retirements	(19)	(17)
Reclassifications	33,692	1,311
Transfers and others		10,245
Depreciation and amortization (Note 3)	(19,178)
Depreciation and amortization from continuing operations (Notes 2 and 3)		(16,474)
Net book value at end of the year	116,506	101,941	101,963
Network facilities [Member] | Costs [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	344,218
Net book value at end of the year	362,387	344,218
Network facilities [Member] | Accumulated depreciation, impairment and amortization [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	(242,277)
Net book value at end of the year	(245,881)	(242,277)
Building and lease improvement [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	7,979	6,646
Additions (Note 4)	31	108
Disposals/retirements	(1)	(8)
Reclassifications	542
Transfers and others		2,291
Adjustments		13
Depreciation and amortization (Note 3)	(1,247)
Depreciation and amortization from continuing operations (Notes 2 and 3)		(1,071)
Net book value at end of the year	7,304	7,979	6,646
Building and lease improvement [Member] | Costs [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	28,881
Net book value at end of the year	27,884	28,881
Building and lease improvement [Member] | Accumulated depreciation, impairment and amortization [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	(20,902)
Net book value at end of the year	(20,580)	(20,902)
Vehicles, furniture and other network equipment [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	3,654	4,157
Additions (Note 4)	397	529
Disposals/retirements	(234)	(119)
Reclassifications	(809)
Transfers and others		321
Translation differences charged directly to cumulative translation adjustments	1
Adjustments	25	1
Depreciation and amortization (Note 3)	(1,063)
Depreciation and amortization from continuing operations (Notes 2 and 3)		(1,234)
Depreciation and amortization from discontinued operations (Notes 2 and 3)		(2)
Net book value at end of the year	1,971	3,654	4,157
Vehicles, furniture and other network equipment [Member] | Costs [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	40,387
Net book value at end of the year	36,467	40,387
Vehicles, furniture and other network equipment [Member] | Accumulated depreciation, impairment and amortization [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	(36,733)
Net book value at end of the year	(34,496)	(36,733)
Information origination and termination equipment [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year		34,786
Additions (Note 4)		7,945
Reclassifications		(24,470)
Transfers and others		204
Adjustments		(83)
Depreciation and amortization from continuing operations (Notes 2 and 3)		(18,382)
Net book value at end of the year			34,786
Land improvements [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	4,122	4,272
Additions (Note 4)		212
Disposals/retirements		(320)
Reclassifications	456
Transfers and others		68
Adjustments		(45)
Depreciation and amortization (Note 3)	(104)
Depreciation and amortization from continuing operations (Notes 2 and 3)		(65)
Net book value at end of the year	4,474	4,122	4,272
Land improvements [Member] | Costs [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	4,504
Net book value at end of the year	4,960	4,504
Land improvements [Member] | Accumulated depreciation, impairment and amortization [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	(382)
Net book value at end of the year	(486)	(382)
IT systems and platforms [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	18,794	10,798
Additions (Note 4)	598	952
Disposals/retirements	(1)	(6)
Reclassifications	5,561
Transfers and others		8,364
Adjustments		3,106
Depreciation and amortization (Note 3)	(7,742)
Depreciation and amortization from continuing operations (Notes 2 and 3)		(4,420)
Net book value at end of the year	17,210	18,794	10,798
IT systems and platforms [Member] | Costs [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	50,344
Net book value at end of the year	56,418	50,344
IT systems and platforms [Member] | Accumulated depreciation, impairment and amortization [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	(31,550)
Net book value at end of the year	(39,208)	(31,550)
Security platforms [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	1,162	133
Additions (Note 4)		11
Disposals/retirements	(129)
Reclassifications	202
Transfers and others		1,210
Adjustments		84
Impairment losses recognized during the year	(67)
Depreciation and amortization (Note 3)	(304)
Depreciation and amortization from continuing operations (Notes 2 and 3)		(276)
Net book value at end of the year	864	1,162	133
Security platforms [Member] | Costs [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	1,914
Net book value at end of the year	1,930	1,914
Security platforms [Member] | Accumulated depreciation, impairment and amortization [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	(752)
Net book value at end of the year	(1,066)	(752)
Property under construction [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	67,840	55,427
Additions (Note 4)	69,730	65,173
Reclassifications	(69,167)	(15,269)
Transfers and others		(37,187)
Adjustments	(185)	(304)
Net book value at end of the year	68,218	67,840	₱ 55,427
Property under construction [Member] | Costs [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	67,840
Net book value at end of the year	₱ 68,218	₱ 67,840